Mineral Interests (Tables)	6 Months Ended
Jun. 30, 2026
Exploration And Evaluation Assets [Abstract]
Schedule of mineral interests

As at June 30, 2026	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2026	$1,420,541	$1,158,083	$2,578,624
Additions[2]	442,549	29,175	471,724
Disposals[3]	(16,913)	—	(16,913)
As at June 30, 2026	$1,846,177	$1,187,258	$3,033,435

Accumulated depletion
As at January 1, 2026	$(543,237)	$(140,917)	$(684,154)
Depletion	(22,116)	(11,394)	(33,510)
As at June 30, 2026	$(565,353)	$(152,311)	$(717,664)
Carrying value	$1,280,824	$1,034,947	$2,315,771

As at December 31, 2025	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2025	$1,404,393	$846,879	$2,251,272
Additions[4]	35,136	311,848	346,984
Disposals[5]	(18,988)	(644)	(19,632)
As at December 31, 2025	$1,420,541	$1,158,083	$2,578,624

Accumulated depletion and impairments
As at January 1, 2025	$(487,633)	$(117,005)	$(604,638)
Depletion	(55,604)	(23,912)	(79,516)
As at December 31, 2025	$(543,237)	$(140,917)	$(684,154)
Carrying value	$877,304	$1,017,166	$1,894,470
1.	Includes $1,402.4 million (2025: $967.3 million) of depletable mineral interest and $913.4 million (2025: $926.8 million) of non-depletable mineral interest. Included within non-depletable mineral interest is $300.0 million (2025: $300.0 million) of exploration and evaluation assets, as defined by IFRS 6 Exploration for and Evaluation of Mineral Resources. No additions, disposals or impairments related to these assets in 2026 (2025: nil) Consequently, there were no cash flows related to these assets for the three and six months ended June 30, 2026, and 2025.
2.	Largely reflects the acquisition of the Ravenswood Stream ($442.5 million) inclusive of $2.5 million transaction costs, a 3% GR Royalty on the Gunnison project ($23.0 million) and an additional milestone payment ($6.0 million) with respect to the acquisition of the Eskay Creek Royalty.
3.	Reflects the disposal of the ATO gold and silver stream (Note 4).
4.	Largely reflects the acquisition of the Arthur gold project ($255.8 million), the Minera Florida royalties ($23.1 million), the Sierra Sun Streams ($35.1 million), Tres Quebradas lithium project GR royalty ($28.7 million) and the additional 1.5% GR royalty on the Johnson Camp Mine ($4.0 million).
5.	Largely reflects the disposal of the El Mochito stream.